Leases - Summary of Components of Lease Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease cost	¥ 36,911	¥ 33,207	¥ 47,905
Financing lease cost:
Amortization of right-of-use assets	87	190	204
Interest on lease liabilities	2	13	29
Short-term lease cost	8,520	7,710	13,902
Total	¥ 45,520	¥ 41,120	¥ 62,040